NOTES PAYABLE (Details) - Schedule of Debt - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	May 31, 2016	May 31, 2015
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Related party notes	$ 5,000		$ 72,750	$ 600,000
Total - Convertible Notes Payable, Net of Discounts, Current Portion	119,692		72,525	0
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	34,860		43,312	5,556
Discounts on notes payable amortized to interest expense:	202,196	$ 16,666	286,317	5,556
Convertible Notes Payable, Related Parties, Net of Discounts, Current Portion	89,404		22,678	0
Convertible Notes Payable, Related Parties, Net of Discounts, Long-term Portion	950,223		230,718	0
Loans Payable [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Related party notes	5,000		2,750	0
Loans Payable [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Related party notes	0		70,000	600,000
Binder Convertible Note [Member] | Chief Executive Officer [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	50,000		50,000	0
Discounts on notes payable amortized to interest expense:	6,187		9,599
Binder Convertible Note 2 [Member] | Chief Executive Officer [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	42,500		42,500	0
Discounts on notes payable amortized to interest expense:	4,683		7,263
Koretsky Convertible Note [Member] | Director [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	895,000		895,000	0
Discounts on notes payable amortized to interest expense:	110,745		171,822
Koretsky Convertible Note 2 [Member] | Director [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	380,000		380,000	0
Discounts on notes payable amortized to interest expense:	41,867		64,939
Related Party Debt [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	1,990,250		1,367,500	0
Less: Discount	(950,623)		(1,114,104)	0
Convertible Notes Payable, net	1,039,627		253,396	0
Trocki Note [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	200,000		200,000	200,000
Discounts on notes payable amortized to interest expense:	16,667		222,222	66,667
Old Main 10% Notes [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	333,332		333,332	0
Discounts on notes payable amortized to interest expense:	1,165		4,056
Old Main 8% Note [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	200,000		200,000	0
Discounts on notes payable amortized to interest expense:	33,461		8,522
Non-Related Party Debt [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	733,332		733,332	200,000
Less: Discount	(578,780)		(587,910)	(194,444)
Convertible Notes Payable, net	$ 154,552		$ 145,422	$ 5,556